Average Annual Total Returns - FidelitySAITotalBondFund-PRO - FidelitySAITotalBondFund-PRO - Fidelity SAI Total Bond Fund	Oct. 30, 2023
Fidelity SAI Total Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.61%)
Since Inception	1.37%	[1]
Fidelity SAI Total Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.77%)
Since Inception	(0.30%)	[1]
Fidelity SAI Total Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.45%)
Since Inception	0.47%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.55%	[1]
LB091
Average Annual Return:
Past 1 year	(12.99%)
Since Inception	0.71%	[1]

[1]	AFrom October 25, 2018.